Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 12,449	$ 36,675	$ 1,358,622
Prepaid expenses	91,228	137,073	183,695
Total current assets	103,677	173,748	1,542,317
Investments held in Trust Account	22,181,952	47,264,548	200,005,484
Total Assets	22,285,629	47,438,296	201,547,801
Current liabilities:
Accounts payable	2,971,910	2,969,033	130,384
Accrued expenses	8,073,918	6,768,920	1,063,040
Non redemptions agreement liabilities	64,264
Total current liabilities	12,627,744	10,337,953	1,193,424
Forward purchase options liabilities	177,000	331,777
Deferred underwriting fee payable	7,000,000	7,000,000	7,000,000
Total Liabilities	19,804,744	17,669,730	8,193,424
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 2,119,553 and 4,642,030 shares issued and outstanding at redemption value of approximately $10.42 and $10.16 per share as of June 30, 2023 and December 31, 2022, respectively	22,081,952	47,164,548	200,000,000
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of June 30, 2023 and December 31, 2022
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 1,655,000 and 655,000 shares issued and outstanding (excluding 2,119,553 and 4,642,030 shares subject to possible redemption) as of June 30, 2023 and December 31, 2022, respectively		66	66
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 5,666,667 and 6,666,667 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively		667	667
Additional paid-in capital
Accumulated deficit	(19,601,800)	(17,396,715)	(6,646,356)
Total shareholders’ deficit	(19,601,067)	(17,395,982)	(6,645,623)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	22,285,629	47,438,296	201,547,801
Class A Ordinary Shares
Shareholders’ Deficit:
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 1,655,000 and 655,000 shares issued and outstanding (excluding 2,119,553 and 4,642,030 shares subject to possible redemption) as of June 30, 2023 and December 31, 2022, respectively	166	66
Class B Ordinary Shares
Shareholders’ Deficit:
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 5,666,667 and 6,666,667 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	567	667
Related Party
Current liabilities:
Promissory note – related party	$ 1,517,652	$ 600,000